EQUITY (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock authorized and unreserved common stock available for issuance. (in shares)		373.2												373.2
Dividends paid														$ 517.6	$ 509.2	$ 443.8
Dividend paid (in dollars per share)		$ 0.615	$ 0.615	$ 0.615	$ 0.615	$ 0.615	$ 0.605	$ 0.605	$ 0.605	$ 0.59	$ 0.575	$ 0.56	$ 0.40	$ 2.46	$ 2.43	$ 2.125
Subsequent Event [Member]
Dividend paid (in dollars per share)	$ 0.615